Short-Term Borrowings - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-term borrowings	¥ 65,219	¥ 111,272
Lines of credit	703,653	675,149
Unused lines of Credit
Short-term Debt [Line Items]
Lines of credit	639,554	544,062
Borrowings In Foreign Currencies
Short-term Debt [Line Items]
Short-term borrowings	38,558	44,397
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings	30,286	77,605
Commercial Paper | Unused lines of Credit
Short-term Debt [Line Items]
Lines of credit	¥ 276,144	¥ 197,052